Security Benefit Advisor Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated December 1, 2006,
To Current Prospectus Dated May 1, 2006

Effective December 1, 2006, the following Subaccounts are made available under the Contract: Aston/Optimum Mid Cap, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Baron Asset, Calamos® Growth and Income, Calamos® High Yield, Dryden Small-Cap Core Equity, Federated Bond, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Information Age, RS Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock

The list of Subaccounts on the cover page is updated to read as follows:*

  Aston/Optimum Mid Cap
  AIM Basic Value
  AIM Dynamics
  AIM Large Cap Growth
  AIM Mid Cap Core Equity
  AIM Small Cap Growth
  AIM Technology
  American Century Equity Income
  American Century Heritage
  American Century International Growth[1]
  American Century Select
  American Century Strategic Allocation: Aggressive
  American Century Strategic Allocation: Conservative
  American Century Strategic Allocation: Moderate
  American Century Ultra®
  Baron Asset
  Calamos® Growth and Income[1]
  Calamos® High Yield[1]
  Dreyfus Appreciation
  Dreyfus General Money Market
  Dreyfus Midcap Value
  Dreyfus Premier Strategic Value
  Dryden Small-Cap Core Equity
  Federated Bond

  Fidelity® Advisor Dividend Growth
  Fidelity® Advisor Mid Cap
  Fidelity® Advisor Real Estate
  Fidelity® Advisor Value Strategies
  Goldman Sachs Emerging Markets Equity[1,2]
  Goldman Sachs Government Income
  Janus Adviser INTECH Risk-Managed Core[1]
  Janus Adviser International Growth[1]
  Jennison 20/20 Focus
  Jennison Small Company
  Neuberger Berman Partners
  Neuberger Berman Socially Responsive
  Northern Institutional Balanced
  Northern Large Cap Value
  Northern Select Equity
  PIMCO All Asset[2]
  PIMCO Foreign Bond (U.S. Dollar-Hedged)
  PIMCO Real Return
  PIMCO Total Return
  Royce Opportunity
  Royce Value
  RS Information Age[2]
  RS Partners

  RS Value
  Rydex Sector Rotation[2]
  Security Alpha Opportunity[2]
  Security Capital Preservation
  Security Diversified Income
  Security Equity
  Security Global[2]
  Security High Yield
  Security Income Opportunity
  Security Large Cap Value
  Security Mid Cap Growth
  Security Mid Cap Value
  Security Select 25
  Security Small Cap Growth[2]
  T. Rowe Price Capital Appreciation
  T. Rowe Price Growth Stock
  Van Kampen Aggressive Growth
  Van Kampen Comstock
  Van Kampen Equity and Income
  Wells Fargo Advantage Growth
  Wells Fargo Advantage Growth and Income
  Wells Fargo Advantage Opportunity
  Wells Fargo Advantage Small Cap Value

*Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

  Investments in this fund that are withdrawn or transferred may be assessed a redemption fee, which is retained by the fund. Please consult with your financial representative.

  These Subaccounts are not available to members of the Teacher Retirement System of Texas who are employees of school districts or open- enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.

The table "Objectives for Underlying Funds" is revised by adding the following Subaccounts effective December 1:

Underlying Fund	Share Class (If Applicable)	Investment Objective	Investment Adviser
Aston/Optimum Mid Cap	Class N	Long-term capital appreciation.	ABN AMRO Asset Management P.O. Box 9765 Providence, RI 02940
American Century Strategic Allocation: Aggressive	Advisor	Long-term capital growth.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century Strategic Allocation: Conservative	Advisor	Current income.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century Strategic Allocation: Moderate	Advisor	Long-term capital growth.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
Baron Asset		Invests for the long term primarily in common stocks of small and midsized growth companies selected for their capital appreciation potential.	BAMCO, Inc. 767 Fifth Ave. New York, NY 10153
Calamos® Growth and Income	Class A	High long-term total return.	Calamos® Advisors LLC 2020 Calamos Court Naperville, IL 60563
Calamos® High Yield	Class A	Highest level of current income obtainable with reasonable risk.	Calamos® Advisors LLC 2020 Calamos Court Naperville, IL 60563
Dryden Small-Cap Core Equity	Class A	Long-term capital appreciation.	Quantitative Management Associates LLC 100 Mulberry Street Gateway Center 2 Newark, NJ 07102
Federated Bond	Class A	Current income consistent with preservation of capital.	Federated Investment Management Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222
Goldman Sachs Emerging Markets Equity	Service	Long-term capital appreciation.	Goldman Sachs Asset Management International Christchurch Court 10-15 Newgate Street London, England EC1A 7HD
Goldman Sachs Government Income	Service	High level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, LP 32 Old Slip New York, NY 10005
Janus Adviser INTECH Risk-Managed Core	Class S	Long-term growth of capital.	Janus Capital Management 151 Detroit St. Denver, CO 80206
Janus Adviser International Growth	Class S	Long-term growth of capital.	Janus Capital Management 151 Detroit St. Denver, CO 80206
Jennison 20/20 Focus	Class A	Long-term growth of capital.	Jennison Associates, L.L.C. 466 Lexington Avenue New York, NY 10017
Jennison Small Company	Class A	Capital growth.	Jennison Associates, L.L.C. 466 Lexington Avenue New York, NY 10017
Neuberger Berman Partners	Advisor	Growth of capital.	Neuberger Berman Management Inc. 605 Third Avenue New York, NY 10158 (Investment Adviser) Neuberger Berman, LLC 605 Third Avenue New York, NY 10158 (Sub-adviser)
PIMCO All Asset	Class R	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660
PIMCO Foreign Bond (U.S. Dollar-Hedged)	Class R	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660
Royce Opportunity	Service	Long term growth of capital.	Royce & Associates, LLC 1414 Avenue of the Americas New York, NY 10019
Royce Value	Service	Long term growth of capital.	Royce & Associates, LLC 1414 Avenue of the Americas New York, NY 10019
RS Information Age	Class A	Long-term capital growth.	RS Investment Management Co. LLC 388 Market Street San Francisco, CA 94111
RS Value	Class A	Long-term capital growth.	RS Investment Management Co. LLC 388 Market Street San Francisco, CA 94111
T. Rowe Price Capital Appreciation	Advisor	Long-term capital appreciation by investing primarily in common stocks.	T. Rowe Price 100 East Pratt Street Baltimore, MD 21202
T.Rowe Price Growth Stock	Class R	Long-term capital growth and increasing dividend income through investing in common stocks of well-established companies.	T. Rowe Price 100 East Pratt Street Baltimore, MD 21202

The table under the "Frequent Transfer Restrictions" section of the Prospectus is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trip Transfers[1]
Dreyfus General Money Market	Unlimited
Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income	8
Rydex Sector Rotation	6
Aston/Optimum Mid Cap, AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, Calamos® Growth and Income, Calamos® High Yield, Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Premier Strategic Value, Fidelity® Advisor Dividend Growth, Fidelity® Advisor Mid Cap*, Fidelity® Advisor Real Estate, Fidelity® Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return, RS Partners, Security Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security High Yield, Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth	4
American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century Ultra®, Federated Bond, Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value	2
Northern Institutional Balanced, Northern Large Cap Value, Northern Select Equity	2[3]
Baron Asset	1[2]
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company, RS Information Age, RS Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	1[3]
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth	1[4]
Royce Opportunity, Royce Value	1[5]
  Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 6-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 3-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

  Number of round trip transfers that can be made in any 45-day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

*You may transfer Contract Value to Fidelity® Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

Please Retain This Supplement For Future Reference